Goodwill (Details Narrative) - The Arena Group Holdings Inc [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Impairment of goodwill		$ 0	$ 0
Mens Journal [Member]
Goodwill acquired in acquisition	$ 1,246,000	$ 17,138,000